Stock-based Compensation - 2013 Omnibus Incentive Plan (Details) - Class A common stock - shares	Mar. 03, 2017	Dec. 31, 2016
2013 Omnibus Incentive Plan
Stock-based Compensation
Shares reserved (in shares)		7,992,559
Subsequent Event
Stock-based Compensation
Special stock dividend declared per share (in shares)	0.087423